FLORIDA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES

PROSPECTUS

The Cash II Shares of Florida Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Florida municipal securities, as well as securities of states, territories, and possessions of the United States which are not issued by or on behalf of Florida, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and which will enable the Fund to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax, consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
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SUMMARY OF FUND EXPENSES                                                       1
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GENERAL INFORMATION                                                            2
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INVESTMENT INFORMATION                                                         2
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  Investment Objective                                                         2
  Investment Policies                                                          2
  Florida Municipal Securities                                                 5
  Investment Risks                                                             5
  Non-Diversification                                                          6
  Investment Limitations                                                       6

FUND INFORMATION                                                               6
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  Management of the Fund                                                       6
  Distribution of Cash II Shares                                               7
  Administration of the Fund                                                   8
  Expenses of the Fund                                                         8

NET ASSET VALUE                                                                9
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HOW TO PURCHASE SHARES                                                         9
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  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
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  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
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TAX INFORMATION                                                               12
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  Federal Income Tax                                                          12
  State and Local Taxes                                                       13
  Florida Intangibles Tax                                                     13
  Florida State Municipal Taxation                                            13

OTHER CLASSES OF SHARES                                                       14
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PERFORMANCE INFORMATION                                                       14
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FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                        15
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FINANCIAL STATEMENTS                                                          16
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REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          28
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ADDRESSES                                                                     29
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SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                       CASH II SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...............       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).....................................       None
Exchange Fee...........................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                     (As a percentage of projected average net assets)*
Management Fee (after waiver) (1)......................................................................       0.00%
12b-1 Fee (after waiver) (2)...........................................................................       0.14%
Total Other Expenses...................................................................................       0.51%
     Shareholder Services Fee..................................................................   0.25%
          Total Fund Operating Expenses (3)............................................................       0.65%



------------
(1) The management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses are estimated to be 1.16% absent the anticipated voluntary waivers of the management fee and a portion of the 12b-1 fee.

*Total operating expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                         1 year     3 years
-------                                                                                         ------     -------
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and
(2) redemption at the end of each time period................................................     $7         $21



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CASH II SHARES FISCAL YEAR ENDING OCTOBER 31, 1996.


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Florida municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Florida municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund will invest so that at least 80% of its annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Florida and its political subdivisions and financing authorities, as well as obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Florida Municipal Securities "). Examples of Florida Municipal Securities include, but are not limited to:


     . tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     . bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     . municipal commercial paper and other short-term notes;

     . variable rate demand notes;

     . municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     . participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Florida Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Florida Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.
TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable temporary investments, there is no current intention to do so. However, the interest from certain Florida Municipal Securities is subject to the federal alternative minimum tax.


FLORIDA MUNICIPAL SECURITIES

Florida Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Florida Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Florida Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Florida Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Florida Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Florida Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Florida Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Florida Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Florida Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .25 of 1% of the average daily net assets of Cash II Shares to finance any activity which is principally intended to result in the sale of Cash II Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Cash II Shares under the Distribution Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Cash II Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Cash II Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
   -----------         ----------------------------------
      .15 of 1%             on the first $250 million
     .125 of 1%             on the next $250 million
      .10 of 1%             on the next $250 million
     .075 of 1%        on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefore; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Cash II Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Florida Municipal Cash Trust, Cash II Shares ; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.


Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Florida Municipal Cash Trust--Cash II Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividned declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institution or the Fund.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax
Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Florida. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FLORIDA INTANGIBLES TAX

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax exempt securities.

FLORIDA STATE MUNICIPAL TAXATION

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares. These shares are sold at net asset value primarily to financial institutions acting in an agency or fiduciary capacity and are subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

The shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FLORIDA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                               YEAR ENDED         PERIOD ENDED
                                                                               OCTOBER 31,         OCTOBER 31,
                                                                                  1995               1994(A)
                                                                               -----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 1.00             $ 1.000
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                              0.04               0.004
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                          (0.04)             (0.004)
--------------------------------------------------------------------------         ------             -------
NET ASSET VALUE, END OF PERIOD                                                     $ 1.00             $ 1.000
--------------------------------------------------------------------------         ------             -------
TOTAL RETURN (b)                                                                     3.60%               0.35%
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                           0.45%               0.28%*
--------------------------------------------------------------------------
  Net investment income                                                              3.58%               3.28%*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                   0.42%               1.03%*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $153,347             $53,966
--------------------------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
-------------------------------------------------------------------------------------
               FLORIDA--96.4%
               ----------------------------------------------------------------------
$   2,400,000  Alachua County, FL Health Facilities Authority, Health Facility
               Revenue Bonds (Series 1991) Weekly VRDNs (North Florida Retirement
               Village)/(Kredietbank N.V., Brussels LOC)                               A-1        $    2,400,000
               ----------------------------------------------------------------------
      780,000  Broward County, FL Health Facility Authority, Revenue Bonds Weekly
               VRDNs (John Knox Village of Florida)/(First Union National Bank,
               Charlotte, N.C. LOC)                                                    P-1               780,000
               ----------------------------------------------------------------------
    8,000,000  Charlotte County, FL School District, TANS (Series 1995), 3.90% TANs,
               6/30/1996                                                               MIG1            8,007,668
               ----------------------------------------------------------------------
    3,000,000  Clay County, FL Development Authority, IDRB (Series 1994) Weekly VRDNs
               (Carlisle Corporation Project)/(Trust Company Bank, Atlanta LOC)        P-1             3,000,000
               ----------------------------------------------------------------------
    2,000,000  Dade County, FL IDA, IDRB (Series 1995) Weekly VRDNs (June Leasing Co.
               Project (FL))/(First Union National Bank of Florida LOC)                A-1             2,000,000
               ----------------------------------------------------------------------
   11,500,000  Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
               INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)                         A-1            11,500,000
               ----------------------------------------------------------------------
    4,000,000  Florida Municipal Loan Council, (Series 1985-1), 3.90% CP (Florida
               League of Cities)/(Sumitomo Bank Ltd., Osaka LOC), Mandatory Tender
               12/1/1995                                                               A-1             4,000,000
               ----------------------------------------------------------------------
    5,375,000  Florida State Board of Education Administration, (CR55D), 4.00% TOBs
               (Citibank NA, New York LIQ), Optional Tender 12/1/1995                  AA              5,375,000
               ----------------------------------------------------------------------
    6,000,000  Greater Orlando (FL) Aviation Authority, Airport Facilities
               Subordinated CP Notes (Series B), 3.90% CP, Mandatory Tender
               11/28/1995                                                              P-1             6,000,000
               ----------------------------------------------------------------------
$   3,000,000  Hillsborough County, FL Aviation Authority, Bond Anticipation
               Commercial Paper Notes, 3.85% CP (Tampa International
               Airport)/(National Westminster Bank, PLC, London LOC), Mandatory
               Tender 12/7/1995                                                        A-1+       $    3,000,000
               ----------------------------------------------------------------------




FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    2,000,000  Hillsborough County, FL IDA Weekly VRDNs (Ringhager Equipment
               Co.)/(Mellon Bank NA, Pittsburgh LOC)                                   P-1             2,000,000
               ----------------------------------------------------------------------
    2,300,000  Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs (SIFCO Turbine
               Component Service)/(National City Bank, Cleveland, OH LOC)              P-1             2,300,000
               ----------------------------------------------------------------------
    2,250,000  Indian River County School District, FL, TANS (Series 1995), 4.00%
               TANs, 6/30/1996                                                         NR              2,252,780
               ----------------------------------------------------------------------
    1,100,000  Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City Bank,
               Kentucky LOC)                                                           P-1             1,100,000
               ----------------------------------------------------------------------
    1,000,000  Jacksonville, FL, Hospital Revenue Bonds (Series 1989) Weekly VRDNs
               (Baptist Medical Center, AL)/(First Union National Bank, Charlotte,
               N.C. LOC)                                                               VMIG1           1,000,000
               ----------------------------------------------------------------------
    4,300,000  Key West, FL Community Redevelopment Authority Weekly VRDNs (Pier
               House Joint Venture)/(PNC Bank, N.A. LOC)                               P-1             4,300,000
               ----------------------------------------------------------------------
    4,000,000  Lake Shore, FL Hospital Authority, Health Facilities Revenue Bonds
               (Series 1991) Weekly VRDNs (Lake Shore Hospital)/(Kredietbank N.V.,
               Brussels LOC)                                                           P-1             4,000,000
               ----------------------------------------------------------------------
    2,860,000  Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian & Missionary
               Alliance Foundation)/(Banque Paribas, Paris LOC)                        P-1             2,860,000
               ----------------------------------------------------------------------
    1,000,000  Lee County, FL IDA, Health Care Facilities Revenue Bonds Weekly VRDNs
               (Hope Hospice Project)/(Sun Bank NA, Orlando LOC)                       VMIG1           1,000,000
               ----------------------------------------------------------------------
    1,000,000  Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader North
               America Corporation)/(Deutsche Bank, AG LOC)                            VMIG1           1,000,000
               ----------------------------------------------------------------------
$     300,000  Manatee County, FL HFA Weekly VRDNs (Carriage Club)/ (Mellon Bank NA,
               Pittsburgh LOC)                                                         VMIG1      $      300,000
               ----------------------------------------------------------------------




FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    1,000,000  Marion County, FL Health Facility Authority, Floating Rate Demand
               Multifamily Revenue Bonds (1985 Series F) Weekly VRDNs (Paddock Place
               Project)/(Trust Company Bank, Atlanta LOC)                              A-1             1,000,000
               ----------------------------------------------------------------------
    3,250,000  Marion County, FL IDA, IDRB (Series 1989) Weekly VRDNs (Charter
               Springs Hospital, Inc.)/(Bankers Trust Co., New York LOC)               A1              3,250,000
               ----------------------------------------------------------------------
    4,500,000  Martin County, FL School District, District Operating Millage Tax
               Anticipation Notes (Series 1995), 4.25% TANs, 6/8/1996                  NR              4,510,414
               ----------------------------------------------------------------------
    4,000,000  Miami, FL, TANS, (Series 1995), 4.50% TANs, 9/27/1996                   SP-1+           4,024,380
               ----------------------------------------------------------------------
    2,000,000  Ocean Highway and Port Authority, Adjustable Demand Revenue Bonds
               (Series 1990) Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LOC)          Aa1             2,000,000
               ----------------------------------------------------------------------
    2,000,000  Orange County, FL HFA, Multifamily Housing Revenue Bonds Weekly VRDNs
               (Sutton Place. Ltd. Project)/ (Nationsbank of Maryland, N.A. LOC)       A-1+            2,000,000
               ----------------------------------------------------------------------
    8,000,000  Orange County, FL School District, TANS (Series 1995), 4.50% TANs,
               10/16/1996                                                              SP-1+           8,051,563
               ----------------------------------------------------------------------
    1,000,000  Orange County, FL, Health Facilities Authority Weekly VRDNs (Mayflower
               Retirement Community)/(Rabobank Nederland, Utrecht LOC)                 A-1             1,000,000
               ----------------------------------------------------------------------
    4,500,000  Palm Beach County, FL, Variable Rate Demand Revenue Bonds, (Series
               1995) Weekly VRDNs (Norton Gallery and School of Art, Inc.
               Project)/(Northern Trust Co., Chicago, IL LOC)                          AA-             4,500,000
               ----------------------------------------------------------------------
    5,500,000  Pasco County, FL School District, TANS (Series 1995), 3.90% TANs,
               6/30/1996                                                               MIG1            5,503,535
               ----------------------------------------------------------------------
$   3,500,000  Pinellas County Industry Council, FL, IDRB (Series 1994) Weekly VRDNs
               (Genca Corporation Project)/(PNC Bank, Ohio, N.A. LOC)                  A-1        $    3,500,000
               ----------------------------------------------------------------------




FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    1,700,000  Pinellas County, FL Health Facility Authority Daily VRDNs (Chemical
               Bank, New York LOC)                                                     A-1             1,700,000
               ----------------------------------------------------------------------
    1,000,000  Pinellas County, FL Health Facility Authority, (Series 1987) Weekly
               VRDNs (St. Mark Village Project)/(Nationsbank of Florida, N.A. LOC)     A-1             1,000,000
               ----------------------------------------------------------------------
    3,200,000  Pinellas County, FL Health Facility Authority, Single Family Mortgage
               Revnue Bonds (Series PA-92) Weekly VRDNs (GNMA COL)/(Merrill Lynch
               Capital Services, Inc. LIQ)                                             A-1+            3,200,000
               ----------------------------------------------------------------------
    3,800,000  Sarasota County, FL IDRB, (Series 1994) Monthly VRDNs (Resource
               Recovery Systems of Sarasota Project)/(Fleet National Bank,
               Providence, R.I. LOC)                                                   A-1             3,800,000
               ----------------------------------------------------------------------
    4,800,000  Seminole County, FL Health Facility Authority IDA, (Series 1991)
               Weekly VRDNs (Florida Living Nursing Center)/ (Barnett Bank of Central
               Florida, Orlando LOC)                                                   VMIG1           4,800,000
               ----------------------------------------------------------------------
    4,500,000  Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
               Weekly VRDNs (Bert Fish Medical Center (FL))/ (SouthTrust Bank of
               Alabama, Birmingham LOC)                                                A-1             4,500,000
               ----------------------------------------------------------------------
    4,000,000  St. Lucie County, FL PCR, (Series 94A), 3.70% CP (Florida Power &
               Light Co.), Mandatory Tender 11/21/1995                                 A-1             4,000,000
               ----------------------------------------------------------------------
      845,000  St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs (Savannahs
               Hospital)/(Nationsbank of Georgia, N.A. LOC)                            P-1               845,000
               ----------------------------------------------------------------------
    1,450,000  Sumter County, FL IDA Weekly VRDNs (Great Southern Wood of
               Florida)/(SouthTrust Bank of Alabama, Birmingham LOC)                   VMIG1           1,450,000
               ----------------------------------------------------------------------
    7,500,000  Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent Christian
               Village Project)/(Barnett Bank of Jacksonville LOC)                     VMIG1           7,500,000
               ----------------------------------------------------------------------
$   4,000,000  Titusville, FL, Multi-Purpose Revenue Bonds, Installment 1995A Weekly
               VRDNs (Banque Paribas, Paris LOC)                                       VMIG1      $    4,000,000
               ----------------------------------------------------------------------
    1,675,000  Volusia County, FL IDA Weekly VRDNs (Crane Cams)/ (First Interstate
               Bank of Arizona, NA LOC)                                                P-1             1,675,000
               ----------------------------------------------------------------------




FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    1,900,000  Volusia County, FL IDA, (Series 1994) Weekly VRDNs (Southern States
               Utilities, Inc.)/(Sun Bank NA, Orlando LOC)                             VMIG1           1,900,000
               ----------------------------------------------------------------------             --------------
               Total                                                                                 147,885,340
               ----------------------------------------------------------------------             --------------
               ALABAMA--2.3%
               ----------------------------------------------------------------------
    3,500,000  Mobile, AL IDB, (1994 Series A), 4.05% TOBs (International Paper Co.),
               Mandatory Tender 12/1/1995                                              A-2             3,500,138
               ----------------------------------------------------------------------             --------------
               PUERTO RICO--0.7%
               ----------------------------------------------------------------------
    1,000,000  Puerto Rico Government Development Bank Weekly VRDNs (Credit Suisse,
               Zurich LOC)                                                             A-1+            1,000,000
               ----------------------------------------------------------------------             --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST(A)                                            $  152,385,478
               ----------------------------------------------------------------------             --------------



Securities that are subject to Alternative Minimum Tax represent 22.5% of the portfolio as calculated based upon total portfolio market value.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($153,346,518) at October 31, 1995.

The following acronym(s) are used throughout this portfolio:

COL--Collateralized
CP--Commercial Paper
FGIC--Financial Guaranty Insurance Company
GNMA--Government National Mortgage Association
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDR--Industrial Development Revenue
IDRB--Industrial Development Revenue Bond
INS--Insured
LIQ--Liquidity Agreement


FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
LOC--Letter of Credit
PCR--Pollution Control Revenue
PLC--Public Limited Company
TANs--Tax Anticipation Notes
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  152,385,478
-------------------------------------------------------------------------------------------------
Cash                                                                                                      344,475
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         855,048
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          32,212
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     153,617,213
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                        $      202,994
---------------------------------------------------------------------------------
Accrued expenses                                                                           67,701
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                    270,695
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 153,346,518 shares outstanding                                                      $  153,346,518
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$153,346,518 / 153,346,518 shares outstanding                                                      $         1.00
-------------------------------------------------------------------------------------------------  --------------



(See Notes which are an integral part of the Financial Statements)


FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  5,271,986
----------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    522,992
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
--------------------------------------------------------------------------------------
Custodian fees                                                                                27,209
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      12,115
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,280
--------------------------------------------------------------------------------------
Auditing fees                                                                                  9,750
--------------------------------------------------------------------------------------
Legal fees                                                                                     2,290
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     39,547
--------------------------------------------------------------------------------------
Shareholder services fee                                                                     326,870
--------------------------------------------------------------------------------------
Share registration costs                                                                      35,917
--------------------------------------------------------------------------------------
Printing and postage                                                                          20,880
--------------------------------------------------------------------------------------
Insurance premiums                                                                             5,295
--------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,341
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,131,486
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                        $  (480,076)
-------------------------------------------------------------------------
  Waiver of shareholder services fee                                           (62,831)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                          (542,907)
--------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                     588,579
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                  $  4,683,407
----------------------------------------------------------------------------------------------------  ------------



(See Notes which are an integral part of the Financial Statements)


FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            YEAR ENDED            PERIOD ENDED
                                                                         OCTOBER 31, 1995     OCTOBER 31, 1994(A)
---------------------------------------------------------------------  --------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                   $        4,683,407       $      165,156
---------------------------------------------------------------------  --------------------  ----------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income                                        (4,683,407)            (165,156)
---------------------------------------------------------------------  --------------------  ----------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of shares                                                 1,361,774,097          134,110,437
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                2,166,363               92,846
---------------------------------------------------------------------
  Cost of shares redeemed                                                   (1,264,560,129)         (80,237,096)
---------------------------------------------------------------------  --------------------  ----------------------
     Change in net assets resulting from share
     transactions                                                               99,380,331           53,966,187
---------------------------------------------------------------------  --------------------  ----------------------
       Change in net assets                                                     99,380,331           53,966,187
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
  Beginning of period                                                           53,966,187             --
---------------------------------------------------------------------  --------------------  ----------------------
  End of period                                                         $      153,346,518       $   53,966,187
---------------------------------------------------------------------  --------------------  ----------------------



(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 66.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 7.5% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.
     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $153,346,518. Transactions in shares were as follows:

                                                                           YEAR ENDED            PERIOD ENDED
                                                                        OCTOBER 31, 1995     OCTOBER 31, 1994(A)
--------------------------------------------------------------------  --------------------  ----------------------
Shares sold                                                                 1,361,774,097          134,110,437
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared              2,166,363               92,846
--------------------------------------------------------------------
Shares redeemed                                                            (1,264,560,129)         (80,237,096)
--------------------------------------------------------------------  --------------------  ----------------------
  Net change resulting from share transactions                                 99,380,331           53,966,187
--------------------------------------------------------------------  --------------------  ----------------------



(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended October 31, 1995, the Fund paid $1,110 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment, common Directors/Trustees, and/ or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $788,505,000 and $785,600,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) SUBSEQUENT EVENT

Effective November 17, 1995 the Fund added an additional class of shares called Cash II Shares.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Florida Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Florida Municipal Cash Trust
                    Cash II Shares                                         Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------


FLORIDA MUNICIPAL
CASH TRUST
CASH II SHARES
PROSPECTUS

A Non-Diversified Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1995

[LOGO]FEDERATED SECURITIES CORP.
      ---------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779
      CUSIP 314229683


--------------------------------------------------------------------------------
FLORIDA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Florida Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Florida municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Florida, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and which will enable the Fund to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                         2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Florida Municipal Securities                   6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7

FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Institutional Shares           8
  Administration of the Fund                     9

NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                          10
--------------------------------------------------
  Special Purchase Features                     10

HOW TO REDEEM SHARES                            11
--------------------------------------------------
  Special Redemption Features                   12

ACCOUNT AND SHARE INFORMATION                   12
--------------------------------------------------
TAX INFORMATION                                 13
--------------------------------------------------
  Federal Income Tax                            13
  State and Local Taxes                         14
  Florida Intangibles Tax                       14
  Florida State Municipal Taxation              14

OTHER CLASSES OF SHARES                         14
--------------------------------------------------
PERFORMANCE INFORMATION                         15
--------------------------------------------------
FINANCIAL STATEMENTS                            16
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   28
--------------------------------------------------
ADDRESSES                                       29
--------------------------------------------------



                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                            INSTITUTIONAL SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                         ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.00%
12b-1 Fee (2)....................................................................................      0.00%
Total Other Expenses.............................................................................      0.49%
  Shareholder Services Fee (after waiver) (3).........................................      0.20%
        Total Operating Expenses (4).............................................................      0.49%



(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1996. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information".

(3) The maximum shareholder services fee is 0.25%.

(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.45% for the fiscal year ended October 31, 1995 and would have been 0.87% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $5         $16        $27        $62



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

FLORIDA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                        YEAR ENDED    PERIOD ENDED
                                                       OCTOBER 31,     OCTOBER 31,
                                                           1995          1994(a)
-----------------------------------------------------  ------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00         $1.000
-----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------
  Net investment income                                      0.04          0.004
-----------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------
  Distributions from net investment income                  (0.04)        (0.004)
-----------------------------------------------------  ------------   -------------
NET ASSET VALUE, END OF PERIOD                              $1.00         $1.000
-----------------------------------------------------  ------------   -------------
                                                       ------------   -------------
TOTAL RETURN (b)                                             3.60%          0.35%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------
  Expenses                                                   0.45%          0.28%*
-----------------------------------------------------
  Net investment income                                      3.58%          3.28%*
-----------------------------------------------------
  Expense waiver/reimbursement (c)                           0.42%          1.03%*
-----------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------
  Net assets, end of period (000 omitted)                $153,347        $53,966
-----------------------------------------------------



*   Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Cash II Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Florida municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Florida municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund will invest so that at least 80% of its annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Florida and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of

                                       3

qualified legal counsel, exempt from federal regular income tax. ("Florida Municipal Securities"). Examples of Florida Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust, and partnership interests in any of the foregoing obligations.
    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in Florida Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Florida Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

                                       4

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

                                       5

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Florida Municipal Securities is subject to the federal alternative minimum tax.

FLORIDA MUNICIPAL SECURITIES

Florida Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Florida Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Florida Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Florida Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Florida Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Florida Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Florida Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Florida Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Florida Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

                                       6

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of

                                       7

    Federated   Investors,  Mr.  Donahue's  wife,  and  Mr.  Donahue's  son,  J.
    Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .25 of 1% of the average daily net assets of Institutional Shares to finance any activity which is principally intended to result in the sale of Institutional Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Institutional Shares under the Distribution Plan.

                                       8

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Institutional Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%                   on the first $250 million
             .125 of 1%                   on the next $250 million
             .10 of 1%                    on the next $250 million
             .075 of 1%             on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

                                       9

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Florida Municipal Cash Trust ; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING  SHARES BY  CHECK.  Shares  may be  purchased by sending  a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Florida Municipal Cash Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and

                                       10

invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the

                                       11

dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD.   Upon request, a  debit account will  be established. This  account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS.   Dividends  are  declared  daily and  paid  monthly.  Dividends  are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES  AND  CONFIRMATIONS.   As transfer  agent  for the  Fund, Federated
Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

                                       12

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

                                       13

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Florida. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FLORIDA INTANGIBLES TAX

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax exempt securities.

FLORIDA STATE MUNICIPAL TAXATION

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Cash II Shares. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

                                       14

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       15

FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
-------------------------------------------------------------------------------
                   FLORDIA--96.4%
                   ------------------------------------------------------------
$2,400,000         Alachua County, FL Health Facilities Authority, Health
                   Facility Revenue Bonds (Series 1991) Weekly VRDNs (North
                   Florida Retirement Village)/(Kredietbank, N.V., Brussels
                   LOC)                                                              A-1      $  2,400,000
                   ------------------------------------------------------------
   780,000         Broward County, FL Health Facility Authority, Revenue Bonds
                   Weekly VRDNs (John Knox Village of Florida)/(First Union
                   National Bank, Charlotte, N.C. LOC)                               P-1           780,000
                   ------------------------------------------------------------
 8,000,000         Charlotte County, FL School District, TANS (Series 1995),
                   3.90% TANs, 6/30/1996                                            MIG1         8,007,668
                   ------------------------------------------------------------
 3,000,000         Clay County, FL Development Authority, IDRB (Series 1994)
                   Weekly VRDNs (Carlisle Corporation Project)/(Trust Company
                   Bank, Atlanta LOC)                                                P-1         3,000,000
                   ------------------------------------------------------------
 2,000,000         Dade County, FL IDA, IDRB (Series 1995) Weekly VRDNs (June
                   Leasing Co. Project (FL))/(First Union National Bank of
                   Florida LOC)                                                      A-1         2,000,000
                   ------------------------------------------------------------
11,500,000         Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
                   INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)                   A-1        11,500,000
                   ------------------------------------------------------------
 4,000,000         Florida Municipal Loan Council, (Series 1985-1), 3.90% CP
                   (Florida League of Cities)/(Sumitomo Bank Ltd., Osaka LOC),
                   Mandatory Tender 12/1/1995                                        A-1         4,000,000
                   ------------------------------------------------------------
 5,375,000         Florida State Board of Education Administration, (CR55D),
                   4.00% TOBs (Citibank NA, New York LIQ), Optional Tender
                   12/1/1995                                                         AA          5,375,000
                   ------------------------------------------------------------
 6,000,000         Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.90% CP, Mandatory Tender
                   11/28/1995                                                        P-1         6,000,000
                   ------------------------------------------------------------



                                       16

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$3,000,000         Hillsborough County, FL Aviation Authority, Bond
                   Anticipation Commercial Paper Notes, 3.85% CP (Tampa
                   International Airport)/(National Westminster Bank, PLC,
                   London LOC), Mandatory Tender 12/7/1995                          A-1+      $  3,000,000
                   ------------------------------------------------------------
 2,000,000         Hillsborough County, FL IDA Weekly VRDNs (Ringhager
                   Equipment Co.)/(Mellon Bank NA, Pittsburgh LOC)                   P-1         2,000,000
                   ------------------------------------------------------------
 2,300,000         Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs
                   (SIFCO Turbine Component Service)/(National City Bank,
                   Cleveland, OH LOC)                                                P-1         2,300,000
                   ------------------------------------------------------------
 2,250,000         Indian River County School District, FL, TANS (Series 1995),
                   4.00% TANs, 6/30/1996                                             NR          2,252,780
                   ------------------------------------------------------------
 1,100,000         Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City
                   Bank, Kentucky LOC)                                               P-1         1,100,000
                   ------------------------------------------------------------
 1,000,000         Jacksonville, FL, Hospital Revenue Bonds (Series 1989)
                   Weekly VRDNs (Baptist Medical Center, AL)/(First Union
                   National Bank, Charlotte, N.C. LOC)                              VMIG1        1,000,000
                   ------------------------------------------------------------
 4,300,000         Key West, FL Community Redevelopment Authority Weekly VRDNs
                   (Pier House Joint Venture)/(PNC Bank, N.A. LOC)                   P-1         4,300,000
                   ------------------------------------------------------------
 4,000,000         Lake Shore, FL Hospital Authority, Health Facilities Revenue
                   Bonds (Series 1991) Weekly VRDNs (Lake Shore
                   Hospital)/(Kredietbank N.V., Brussels LOC)                        P-1         4,000,000
                   ------------------------------------------------------------
 2,860,000         Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian &
                   Missionary Alliance Foundation)/(Banque Paribas, Paris LOC)       P-1         2,860,000
                   ------------------------------------------------------------
 1,000,000         Lee County, FL IDA, Health Care Facilities Revenue Bonds
                   Weekly VRDNs (Hope Hospice Project)/(Sun Bank NA, Orlando
                   LOC)                                                             VMIG1        1,000,000
                   ------------------------------------------------------------



                                       17

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$1,000,000         Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader
                   North America Corporation)/(Deutsche Bank, AG LOC)               VMIG1     $  1,000,000
                   ------------------------------------------------------------
   300,000         Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon
                   Bank NA, Pittsburgh LOC)                                         VMIG1          300,000
                   ------------------------------------------------------------
 1,000,000         Marion County, FL Health Facility Authority, Floating Rate
                   Demand Multifamily Revenue Bonds (1985 Series F) Weekly
                   VRDNs (Paddock Place Project)/(Trust Company Bank, Atlanta
                   LOC)                                                              A-1         1,000,000
                   ------------------------------------------------------------
 3,250,000         Marion County, FL IDA, IDRB (Series 1989) Weekly VRDNs
                   (Charter Springs Hospital, Inc.)/(Bankers Trust Co., New
                   York LOC)                                                         A-1         3,250,000
                   ------------------------------------------------------------
 4,500,000         Martin County, FL School District, District Operating
                   Millage Tax Anticipation Notes (Series 1995), 4.25% TANs,
                   6/8/1996                                                          NR          4,510,414
                   ------------------------------------------------------------
 4,000,000         Miami, FL, TANS, (Series 1995), 4.50% TANs, 9/27/1996            SP-1+        4,024,380
                   ------------------------------------------------------------
 2,000,000         Ocean Highway and Port Authority, Adjustable Demand Revenue
                   Bonds (Series 1990) Weekly VRDNs (ABN AMRO Bank N.V.,
                   Amsterdam LOC)                                                    Aa1         2,000,000
                   ------------------------------------------------------------
 2,000,000         Orange County, FL HFA, Multifamily Housing Revenue Bonds
                   Weekly VRDNs (Sutton Place Ltd. Project)/(Nationsbank of
                   Maryland, N.A. LOC)                                              A-1+         2,000,000
                   ------------------------------------------------------------
 8,000,000         Orange County, FL School District, TANS (Series 1995), 4.50%
                   TANs, 10/16/1996                                                 SP-1+        8,051,563
                   ------------------------------------------------------------
 1,000,000         Orange County, FL, Health Facilities Authority Weekly VRDNs
                   (Mayflower Retirement Community)/(Rabobank Nederland,
                   Utrecht LOC)                                                      A-1         1,000,000
                   ------------------------------------------------------------
 4,500,000         Palm Beach County, FL, Variable Rate Demand Revenue Bonds,
                   (Series 1995) Weekly VRDNs (Norton Gallery and School of
                   Art, Inc. Project)/(Northern Trust Co., Chicago, IL LOC)          AA-         4,500,000
                   ------------------------------------------------------------



                                       18

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$5,500,000         Pasco County, FL School District, TANS (Series 1995), 3.90%
                   TANs, 6/30/1996                                                  MIG1      $  5,503,535
                   ------------------------------------------------------------
 3,500,000         Pinellas County Industry Council, FL, IDRB (Series 1994)
                   Weekly VRDNs (Genca Corporation Project)/(PNC Bank, Ohio,
                   N.A. LOC)                                                         A-1         3,500,000
                   ------------------------------------------------------------
 1,700,000         Pinellas County, FL Health Facility Authority Daily VRDNs
                   (Chemical Bank, New York LOC)                                     A-1         1,700,000
                   ------------------------------------------------------------
 1,000,000         Pinellas County, FL Health Facility Authority, (Series 1987)
                   Weekly VRDNs (St. Mark Village Project)/(Nationsbank of
                   Florida, N.A. LOC)                                                A-1         1,000,000
                   ------------------------------------------------------------
 3,200,000         Pinellas County, FL Health Facility Authority, Single Family
                   Mortgage Revenue Bonds (Series PA-92) Weekly VRDNs (GNMA
                   COL)(Merrill Lynch Capital Services, Inc. LIQ)                   A-1+         3,200,000
                   ------------------------------------------------------------
 3,800,000         Sarasota County, FL IDRB, (Series 1994) Monthly VRDNs
                   (Resource Recovery Systems of Sarasota Project)/(Fleet
                   National Bank, Providence R.I. LOC)                               A-1         3,800,000
                   ------------------------------------------------------------
 4,800,000         Seminole County, FL Health Facility Authority IDA, (Series
                   1991) Weekly VRDNs (Florida Living Nursing Center)/(Barnett
                   Bank of Central Florida, Orlando LOC)                            VMIG1        4,800,000
                   ------------------------------------------------------------
 4,500,000         Southeast Volusia Hospital District, Revenue Bonds (Series
                   1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(South
                   Trust Bank of Alabama, Birmingham LOC)                            A-1         4,500,000
                   ------------------------------------------------------------
 4,000,000         St. Lucie County, FL PCR, (Series 94A), 3.70% CP (Florida
                   Power & Light Co.), Mandatory Tender 11/21/1995                   A-1         4,000,000
                   ------------------------------------------------------------
   845,000         St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs
                   (Savannahs Hospital)/(Nationsbank of Georgia, N.A. LOC)           P-1           845,000
                   ------------------------------------------------------------



                                       19

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$1,450,000         Sumter County, FL IDA Weekly VRDNs (Great Southern Wood of
                   Florida)/(South Trust Bank of Alabama, Birmingham LOC)           VMIG1     $  1,450,000
                   ------------------------------------------------------------
 7,500,000         Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent
                   Christian Village Project)/(Barnett Bank of Jacksonville
                   LOC)                                                             VMIG1        7,500,000
                   ------------------------------------------------------------
 4,000,000         Titusville, FL, Multi-Purpose Revenue Bonds, Installment
                   1995A Weekly VRDNs (Banque Paribas, Paris LOC)                   VMIG1        4,000,000
                   ------------------------------------------------------------
 1,675,000         Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(First
                   Interstate Bank of Arizona, NA LOC)                               P-1         1,675,000
                   ------------------------------------------------------------
 1,900,000         Volusia County, FL IDA, (Series 1994) Weekly VRDNs (Southern
                   States Utilities, Inc.)/(Sun Bank NA, Orlando LOC)               VMIG1        1,900,000
                   ------------------------------------------------------------               ------------
                       Total                                                                   147,885,340
                   ------------------------------------------------------------               ------------
                   ALABAMA--2.3%
                   ------------------------------------------------------------
 3,500,000         Mobile, AL IDB, (1994 Series A), 4.05% TOBs (International
                   Paper Co.), Mandatory Tender 12/1/1995                            A-2         3,500,138
                   ------------------------------------------------------------               ------------
                   PUERTO RICO--0.7%
                   ------------------------------------------------------------
 1,000,000         Puerto Rico Government Development Bank Weekly VRDNs (Credit
                   Suisse, Zurich LOC)                                              A-1+         1,000,000
                   ------------------------------------------------------------               ------------
                     TOTAL INVESTMENTS, (AT AMORTIZED COST)(a)                                $152,385,478
                   ------------------------------------------------------------               ------------
                                                                                              ------------



Securities that are subject to Alternative Minimum Tax represent 22.5% of the portfolio as calculated based upon total portfolio market value.

   * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

  (a) Also represents cost for federal tax purposes.

Note: The categories of  investments are  shown as  a percentage  of net  assets
      ($153,346,518) at October 31, 1995.

                                       20

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

COL    --Collateralized
CP     --Commercial Paper
FGIC   --Financial Guaranty Insurance Company
GNMA   --Government National Mortgage Association
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Bond
IDR    --Industrial Development Revenue
IDRB   --Industrial Development Revenue Bond
INS    --Insured
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
PCR    --Pollution Control Revenue
PLC    --Public Limited Company
TANs   --Tax Anticipation Notes
TOBs   --Tender Option Bonds
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                                       21

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Total investments in securities, at amortized cost and value        $152,385,478
------------------------------------------------------------------
Cash                                                                     344,475
------------------------------------------------------------------
Income receivable                                                        855,048
------------------------------------------------------------------
Deferred expenses                                                         32,212
------------------------------------------------------------------  ------------
    Total assets                                                     153,617,213
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Income distribution payable                               $202,994
--------------------------------------------------------
Accrued expenses                                            67,701
--------------------------------------------------------  --------
    Total liabilities                                                    270,695
------------------------------------------------------------------  ------------
NET ASSETS for 153,346,518 shares outstanding                       $153,346,518
------------------------------------------------------------------  ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
$153,346,518  DIVIDED BY 153,346,518 shares outstanding             $       1.00
------------------------------------------------------------------  ------------
                                                                    ------------



(See Notes which are an integral part of the Financial Statements)

                                       22

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $5,271,986
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $  522,992
--------------------------------------------------------
Administrative personnel and services fee                    125,000
--------------------------------------------------------
Custodian fees                                                27,209
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      12,115
--------------------------------------------------------
Directors'/Trustees' fees                                      1,280
--------------------------------------------------------
Auditing fees                                                  9,750
--------------------------------------------------------
Legal fees                                                     2,290
--------------------------------------------------------
Portfolio accounting fees                                     39,547
--------------------------------------------------------
Shareholder services fee                                     326,870
--------------------------------------------------------
Share registration costs                                      35,917
--------------------------------------------------------
Printing and postage                                          20,880
--------------------------------------------------------
Insurance premiums                                             5,295
--------------------------------------------------------
Miscellaneous                                                  2,341
--------------------------------------------------------  ----------
    Total expenses                                         1,131,486
--------------------------------------------------------
Waivers--
---------------------------------------------
  Waiver of investment advisory fee            $(480,076)
---------------------------------------------
  Waiver of shareholder services fee             (62,831)
---------------------------------------------  ---------
    Total waivers                                           (542,907)
--------------------------------------------------------  ----------
      Net expenses                                                       588,579
--------------------------------------------------------------------  ----------
        Net investment income                                         $4,683,407
--------------------------------------------------------------------  ----------
                                                                      ----------



(See Notes which are an integral part of the Financial Statements)

                                       23

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED          PERIOD ENDED
                                                   OCTOBER 31, 1995    OCTOBER 31, 1994(a)
                                                   -----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------
OPERATIONS--
-------------------------------------------------
Net investment income                               $     4,683,407        $    165,156
-------------------------------------------------  -----------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------
Distributions from net investment income                 (4,683,407)           (165,156)
-------------------------------------------------  -----------------   -------------------
SHARE TRANSACTIONS--
-------------------------------------------------
Proceeds from sale of shares                          1,361,774,097         134,110,437
-------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                      2,166,363              92,846
-------------------------------------------------
Cost of shares redeemed                              (1,264,560,129)        (80,237,096)
-------------------------------------------------  -----------------   -------------------
    Change in net assets resulting from share
    transactions                                         99,380,331          53,966,187
-------------------------------------------------  -----------------   -------------------
        Change in net assets                             99,380,331          53,966,187
-------------------------------------------------
NET ASSETS:
-------------------------------------------------
Beginning of period                                      53,966,187           --
-------------------------------------------------  -----------------   -------------------
End of period                                       $   153,346,518        $ 53,966,187
-------------------------------------------------  -----------------   -------------------
                                                   -----------------   -------------------



(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(See Notes which are an integral part of the Financial Statements)

                                       24

FLORIDA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 66.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 7.5% of total investments.

                                       25
FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $153,346,518. Transactions in shares were as follows:

                                                  YEAR ENDED      PERIOD ENDED OCTOBER
                                               OCTOBER 31, 1995       31, 1994(a)
      ---------------------------------------  ----------------   --------------------
      Shares sold                                1,361,774,097         134,110,437
      ---------------------------------------
      Shares issued to shareholders in
      payment of distributions declared              2,166,363              92,846
      ---------------------------------------
      Shares redeemed                           (1,264,560,129)        (80,237,096)
      ---------------------------------------  ----------------        -----------
        Net change resulting from share
          transactions                              99,380,331          53,966,187
      ---------------------------------------  ----------------        -----------
                                               ----------------        -----------



(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
expenses up to .25 of 1% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fees. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended October 31, 1995, the Fund paid $1,110 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $788,505,000 and $785,600,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
(5) SUBSEQUENT EVENT

Effective November 17, 1995 the Fund added an additional class of shares called Cash II Shares.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Florida Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Florida Municipal Cash Trust
              Institutional Shares                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.              Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company     P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company              P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                     2100 One PPG Place
                                                      Pittsburgh, PA 15222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FLORIDA MUNICIPAL
                                                     CASH TRUST
                                                     INSTITUTIONAL SHARES

                                                     PROSPECTUS
                                                     A Non-Diversified
                                                     Portfolio of
                                                     Federated Municipal
                                                     Trust,
                                                     an Open-End Management
                                                     Investment Company
                                                     Prospectus dated December
                                                     31, 1995

[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314229758
           005392 (12/95)                  [RECYCLED PAPER LOGO]
                                           RECYCLED

                         FLORIDA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                                CASH II SHARES
                             INSTITUTIONAL SHARES
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of Florida Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust"), dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                         Statement dated January 30, 1996















              FEDERATED SECURITIES CORP.

              Distributor
              A subsidiary of Federated Investors



INVESTMENT POLICIES              3

 Acceptable Investments          3
 Participation Interests         3
 Municipal Leases                3
 Ratings                         4
 When-Issued and Delayed
  Delivery Transactions          5
 Repurchase Agreements           5
 Credit Enhancement              6
FLORIDA INVESTMENT RISKS         6

INVESTMENT LIMITATIONS           8

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                       5

 Share Ownership                10
 Trustees Compensation          21
 Trustee Liability              23
 Investment Adviser             23
 Advisory Fees                  23
BROKERAGE TRANSACTIONS          24

OTHER SERVICES                  26

 Fund Administration            26
 Custodian and Portfolio
  Recordkeeper                  26
 Transfer Agent                 26



 Independent Public Accountants 26
DISTRIBUTION PLAN AND SHAREHOLDER
SERVICES AGREEMENT              27

DETERMINING NET ASSET VALUE     28

REDEMPTION IN KIND              29

THE FUND'S TAX STATUS           29

PERFORMANCE INFORMATION         30

 Yield                          30
 Effective Yield                30
 Tax-Equivalent Yield           31
 Tax-Equivalency Tables         31
 Total Return                   34
 Performance Comparisons        35
ABOUT FEDERATED INVESTORS       35

APPENDIX                        37



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic, and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance." WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees. CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
FLORIDA INVESTMENT RISKS

Florida's economic expansion continues to be among the strongest in the region. Employment growth through 1994 was a strong 5.8%. Service, construction, and trade sectors comprise more than 64% of the state's labor force. Agriculture, particularly citrus fruits, is also an important part of the economy. The unemployment rate through 1995 is estimated at 5.3%, down from a recessionary peak of 8.2% in 1992.
Florida continues to experience strong population growth, but at decelerating rates. The over 65 group is no longer the fastest growing component. Personal income continues to grow. After setbacks in the early 1990s because of recession and natural disasters, personal income growth is now above the national average (5.9% for Florida, 5.5% nationally).
Florida's debt structure is complex, differing from other states in that almost all of its General Obligation Debt is secured from dedicated taxes with full faith and credit as a back-up. Also, special obligations are mostly issued in the state's name and responsibility for the debt is taken by the state, subject to a pledged revenue source.
In Florida, a state income tax is unconstitutional. Therefore, the resulting heavy dependence on sales tax revenues makes the general fund vulnerable to recession.
In 1994, Florida voters approved a revenue limit which allows annual revenue to grow by the average of annual personal income growth over the previous five years. This limit, along with growth pressure and the vulnerability of the sales tax, present a challenge to Florida if it intends to continue its expansion.
In October 1995, the northwest coast of Florida suffered significant damage due to Hurricane Opal, leading to eight counties being declared disaster areas. Damage and repair costs may cost the state and local governments between $20- $30 million, although the state could decide to absorb the costs on behalf of the local governments. This debt would be manageable for the state as repayments could be spread out over several years. Much of the area affected was rural, and there were no bond-financed state buildings affected. The financial condition of municipal debts was unaffected, due to federal disaster payments and the overall level of private insurance. However, it is possible that future storm damage could severely impact local bond issues.
The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligation will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying condition of the state and its municipalities.





INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.



INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.



INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937



Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA



Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.





J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.;



Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated



Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of January 17, 1996, no shareholder of record owned 5% or more of the outstanding Cash II Shares of the Fund.



As of January 17, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Florida Municipal Cash Trust:
Windmere Corporation, Miami Lakes, FL, 5.19%; PCA Property and Casualty Insurance Company, Longwood, FL, 6.04%; PCA Family Health Plan, Inc., Miami, FL, 6.24%; The Beach Bank of Vero Beach, Vero Beach, FL, 6.70%; and Mifla & Co., Milwaukee, FL, 24.36%.


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue          $0       $0 for the Trust and
Chairman and Trustee              68 other investment companies in the Fund
                                  Complex
Thomas G. Bigley         $2,458   $20,688 for the Trust and
Trustee                           49 other investment companies in the Fund
                                  Complex
John T. Conroy, Jr.      $3,520   $117,202 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
William J. Copeland      $3,520   $117,202 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex



Glen R. Johnson          $0       $0 for the Trust and
President and Trustee             14 other investment companies in the Fund
                                  Complex
James E. Dowd            $3,520   $117,202 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
Lawrence D. Ellis, M.D.  $3,166   $106,460 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
Edward L. Flaherty, Jr.  $3,520   $117,202 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
Peter E. Madden          $2,757   $90,563 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
Gregor F. Meyer          $3,166   $106,460 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
John E. Murray, Jr.,     $1,762   $0 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
Wesley W. Posvar         $3,166   $106,460 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex
Marjorie P. Smuts        $3,166   $106,460 for the Trust and
Trustee                           64 other investment companies in the Fund
                                  Complex




*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1995, and for the period from September 12, 1994 (start of business), to



October 31, 1994, the adviser earned $522,992, and $20,127, respectively, of which $480,076, and $20,127, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees. This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, and for the period from September 21, 1994 (date of initial public investment), to October 31, 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators.") For the fiscal year ended October 31, 1995 and for the period from September 12, 1994 (start of business), to October 31, 1994, the Administrators earned $125,000, and $13,699, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ending October 31, 1995, payments in the amount of $0 were made pursuant to the Distribution Plan. In addition, for this period, payments in the amount of $326,870 were made pursuant to the Shareholder Services Agreement of which $62,831 was waived.


DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The



Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.



PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yield for Institutional Shares was 3.44%.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yield for Institutional Shares was 3.49%.



TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
For the seven-day period ended October 31, 1995, the tax-equivalent yield for Institutional Shares was 5.70%.
TAX-EQUIVALENCY TABLES
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                         TAXABLE YIELD EQUIVALENT FOR 1995


    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $39,001-   $94,251-   $143,601-     OVER
    RETURN    39,000  94,250    143,600     256,500    256,500

    SINGLE       $1- $23,351-   $56,551-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500



    Tax-Exempt
    Yield                          Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
                         TAXABLE YIELD EQUIVALENT FOR 1995




                               State of Florida

                            FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1   $38,001   $94,251     $143,601     OVER
    RETURN    39,000  94,250    143,600     256,500    256,500

    SINGLE       $1   $23,351   $56,551     $117,951     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500


    Tax-Exempt
    Yield                     Taxable Yield Equivalent


     1.00%     1.38%    1.59%     1.65%      1.76%       1.86%
     1.50%     1.96%    2.28%     2.37%      2.54%       2.68%
     2.00%     2.55%    2.98%     3.10%      3.33%       3.51%
     2.50%     3.14%    3.67%     3.82%      4.11%       4.34%
     3.00%     3.73%    4.37%     4.55%      4.89%       5.17%
     3.50%     4.32%    5.06%     5.27%      5.67%       5.99%
     4.00%     4.91%    5.76%     6.00%      6.45%       6.82%
     4.50%     5.49%    6.45%     6.72%      7.23%       7.65%
     5.00%     6.08%    7.14%     7.45%      8.01%       8.48%
     5.50%     6.67%    7.84%     8.17%      8.79%       9.31%
     6.00%     7.26%    8.53%     8.90%      9.58%      10.13%



     6.50%     7.85%    9.23%     9.62%     10.36%      10.96%
     7.00%     8.44%    9.92%    10.34%     11.14%      11.79%
     7.50%     9.02%   10.62%    11.07%     11.92%      12.62%
     8.00%     9.61%   11.31%    11.79%     12.70%      13.45%

    Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness, at the rate of $2.00 per $1,000 of the properties' market value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 20 basis point incremental benefit resulting from the avoidance of this tax. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. For the one-year period ended October 31, 1995, and for the period from September 21, 1994 (date of initial public investment), through October 31, 1995, the average annual total returns were 3.60% and 3.56%, respectively for Institutional Shares.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.



In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.


*Source:  Investment Company Institute
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX

                        STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.



VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                        MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
     This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.



Cusip 314229758
Cusip 314229683